Derivative Financial Instruments and Hedging Instruments (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Instruments and Hedging Instruments [Line Items]
Gains (losses) on change in fair value of derivatives	$ 0	$ 0	$ 0
Interest rate swap contract [member]
Derivative Financial Instruments and Hedging Instruments [Line Items]
Notional amount	$ 0	$ 1,760,000